Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Liabilities [Abstract]
Schedule of Other Liabilities
	As of June 30, 2024 (unaudited)	As of December 31, 2023
	(in €)

Liabilities to commercial partner	—	2,784,231
Miscellaneous other liabilities	174,325	101,542
Total	174,325	2,885,773